Leases - Maturity of Lease Payments Receivable (Details) - GBP (£) £ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	£ 59	£ 478
Unearned finance income	3	0
Net investment in finance lease receivable	56	478
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	59	427
1 to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	£ 0	£ 51